SUBSEQUENT EVENTS (Details Narrative) € in Millions, SFr in Millions, $ in Millions, in Millions	Mar. 12, 2019 CHF (SFr)	Mar. 07, 2019 CLP ($)	Feb. 01, 2019 EUR (€)	Feb. 01, 2019 CLF ( )	Jan. 30, 2019 CLF ( )	Jan. 24, 2019 CLF ( )	Dec. 31, 2018 CLP ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 CLP ($)
Disclosure of financial liabilities [line items]
Notion amount | $							$ 241,467,084		$ 177,224,139
Bonds [Member] | EUR
Disclosure of financial liabilities [line items]
Notion amount | €								€ 66,000,000
Non-adjusting Events After Reporting Period [Member] | Bonds [Member] | U9 [Member]
Disclosure of financial liabilities [line items]
Notion amount | $		$ 75,000,000
Non-adjusting Events After Reporting Period [Member] | Bonds [Member] | Unidad De Fomento (funds code) [Member] | T14 [Member]
Disclosure of financial liabilities [line items]
Notion amount						3,000,000
Non-adjusting Events After Reporting Period [Member] | Bonds [Member] | Unidad De Fomento (funds code) [Member] | T18 [Member]
Disclosure of financial liabilities [line items]
Notion amount					2,000,000
Non-adjusting Events After Reporting Period [Member] | Bonds [Member] | Unidad De Fomento (funds code) [Member] | T7 [Member]
Disclosure of financial liabilities [line items]
Notion amount				2,000,000
Non-adjusting Events After Reporting Period [Member] | Bonds [Member] | EUR
Disclosure of financial liabilities [line items]
Notion amount | €			€ 30,000,000
Non-adjusting Events After Reporting Period [Member] | Bonds [Member] | CHF [Member]
Disclosure of financial liabilities [line items]
Notion amount | SFr	SFr 150,000,000